INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Gross	$ 19,096	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	(3,064)	0
Intangible Assets, Net	16,032	0
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years
Impairment of Intangible Assets, Finite-lived	0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	3,820
Finite-Lived Intangible Assets, Amortization Expense, Year Two	3,820
Finite-Lived Intangible Assets, Amortization Expense, Year Three	3,820
Finite-Lived Intangible Assets, Amortization Expense, Year Four	3,820
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 752